Taxation - Additional Information (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major Components Of Tax Expense Income [Abstract]
Estimated tax losses available for offset against future profits	£ 135,600	£ 112,600
R&D tax credits received	3,018	2,308	£ 1,812
R&D tax credit receivable	£ 3,536	£ 3,060	£ 2,080
Corporation tax main rate	19.00%	19.00%	19.00%